Goldman Sachs US Equity Dividend and Premium Fund Average Annual Total Returns - Class P Shares [Member]			12 Months Ended	60 Months Ended	92 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%	14.64%
Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.30%	(0.36%)	2.10%
Class P Shares
Prospectus [Line Items]
Average Annual Return, Percent			14.00%	12.17%	11.80%
Performance Inception Date		Apr. 17, 2018
Class P Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			12.27%	10.47%	9.99%
Class P Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			9.48%	9.40%	9.14%

[1]	The Bloomberg U.S. Aggregate Bond Index represents an unmanaged diversified portfolio of investment grade, U.S. dollar-denominated, fixed income securities, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency). Maximizing income is part of the Fund’s investment objective, and therefore the Investment Adviser believes that a comparison of the Fund’s performance to that of this index is useful to investors.